Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 977,639
Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	977,639	894,762
Derivative financial instruments, net	(1,358)	7,538
Other liabilities	(35,944)
Total	940,337	902,300
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	649,745	565,216
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	118,708	198,164
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	102,420	81,727
Recurring [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	41,649	25,529
Recurring [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	28,509	10,090
Recurring [Member] | Government-Guaranteed Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	1,187	6,846
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	5,799	6,311
Recurring [Member] | Mortgages [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	527	879
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	29,095
Recurring [Member] | Level 1 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	770,460	769,569
Total	770,460	769,569
Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	649,745	565,216
Recurring [Member] | Level 1 [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	118,708	198,164
Recurring [Member] | Level 1 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	2,007	6,189
Recurring [Member] | Level 2 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	207,179	125,193
Derivative financial instruments, net	(1,358)	7,538
Total	205,821	132,731
Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	102,420	81,727
Recurring [Member] | Level 2 [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	41,649	25,529
Recurring [Member] | Level 2 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	26,502	3,901
Recurring [Member] | Level 2 [Member] | Government-Guaranteed Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	1,187	6,846
Recurring [Member] | Level 2 [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	5,799	6,311
Recurring [Member] | Level 2 [Member] | Mortgages [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	527	879
Recurring [Member] | Level 2 [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	29,095
Recurring [Member] | Level 3 [Member]
Available-for-sale securities:
Other liabilities	(35,944)
Total	$ (35,944)